CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Asset Acquisition, Contingent Consideration, Liability [Abstract]
Schedule of Contingent Shares
Activity related to the contingent shares and earnout liabilities consisted of the following (in thousands):

Balance at December 31, 2023	$34,589
Change in Fair Value of Contingent Liabilities	(14,324)
Balance at December 31, 2024	20,265
Reclassification of Contingent Shares Payable to Additional Paid-In Capital	(20,265)
Balance at December 31, 2025	$—